Schedule of fair value hierarchy of financial assets and liabilities (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Carrying amount	R$ (9,634)
Fair value	(9,499)
Trade Receibles With Credit Card Companies And Sales Vouchers [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	95
Fair value	95
Cross Currency Interest Rate Swap [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(7)
Fair value	(7)
Interest Rate Swap 1 [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	10
Fair value	10
Forward Between Currencies [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	14
Fair value	14
Borrowings And Financing F V P L [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(459)
Fair value	(459)
Borrowings And Financing And Debentures Amortized Cost [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(8,586)
Fair value	(8,451)
Disco Group Put Option [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Carrying amount	(701)	[1]
Fair value	R$ (701)	[1]

[1]	Non-controlling shareholders of Group Disco del Uruguay S.A., Éxito Group’s subsidiary has an exercisable put option based on a formula that uses data such as net income, EBITDA - earnings before interest, taxes, depreciation and amortization - and net debt, in addition to fixed amounts determined in the contract and the exchange variation applicable for conversion to the functional currency. This put option is presented in “Acquisition of non-controlling interest”.